UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09435

WADDELL & REED ADVISORS FUNDS

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Address of Principal Executive Office) (Zip Code)

Kristen A. Richards, 6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: July 1, 2008 to June 30, 2009

WADDELL & REED ADVISORS BOND FUND

Proxy Voting Record

Vote Summary Report
Jul 01, 2008 - Jun 30, 2009

24 W&R Advisors Bond

Mtg	Company/		Mgmt	Vote	Record
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent

06/18/09 - WC	Quebecor World Cap Corp	7481F1AC0			05/08/09
	1	The Plan	For	For		Mgmt
99 Per Matt Norris

WADDELL & REED ADVISORS CASH MANAGEMENT

Proxy Voting Record

There was no proxy voting for Waddell & Reed Advisors Cash Management, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

WADDELL & REED ADVISORS GLOBAL BOND FUND

Proxy Voting Record

Vote Summary Report
Jul 01, 2008 - Jun 30, 2009

34 W&R Advisors Global Bond

Mtg	Company/		Mgmt	Vote	Record
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent

06/18/09 - WC	Quebecor World Cap Corp	7481F1AC0			05/08/09
	1	The Plan	For	For		Mgmt
99 Per Matt Norris

WADDELL & REED ADVISORS GOVERNMENT SECURITIES FUND

Proxy Voting Record

There was no proxy voting for Waddell & Reed Advisors Government Securities Fund, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

WADDELL & REED ADVISORS HIGH INCOME FUND

Proxy Voting Record

Vote Summary Report
Jul 01, 2008 - Jun 30, 2009

28 W&R Advisors High Income

Mtg	Company/		Mgmt	Vote	Record
Date/Type	Ballot Issues	Security	Rec	Cast	Date	Prpnent

05/12/09 - A	Dresser-Rand Group Inc. *DRC*	261608103			03/18/09
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director William E. Macaulay --- For
Item 2.6a
	1.2	Elect Director Vincent R. Volpe Jr. --- For
Item 2.6a
	1.3	Elect Director Rita V. Foley --- For
Item 2.6a
	1.4	Elect Director Louis A. Raspino --- For
Item 2.6a
	1.5	Elect Director Philip R. Roth --- For
Item 2.6a
	1.6	Elect Director Michael L. Underwood --- For
Item 2.6a
	1.7	Elect Director Jean-Paul Vettier --- For
Item 2.6a
	1.8	Elect Director Joseph C. Winkler III --- For
Item 2.6a
	2	Ratify Auditors	For	For		Mgmt
Item 3.1a

10/07/08 - S	Kansas City Southern *KSU*	485170302			08/13/08
	1	Approve Omnibus Stock Plan	For	For		Mgmt
4.1

05/07/09 - A	Kansas City Southern *KSU*	485170302			03/09/09
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Michael R. Haverty --- For
2.6a
	1.2	Elect Director Thomas A. McDonnell --- For
2.6a
	2	Ratify Auditors	For	For		Mgmt
3.1a
	3	Approve Qualified Employee Stock Purchase Plan	For	For		Mgmt
4.3b

05/12/09 - A	NII Holdings, Inc. *NIHD*	62913F201			03/20/09
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director George A. Cope --- For
Item 2.6a
	1.2	Elect Director Raymond P. Dolan --- For
Item 2.6a
	1.3	Elect Director Carolyn Katz --- For
Item 2.6a
	2	Ratify Auditors	For	For		Mgmt
Item 3.1a

05/05/09 - A	Pinnacle Entertainment, Inc. *PNK*	723456109			03/10/09
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Daniel R. Lee --- For
2.6a
	1.2	Elect Director Stephen C. Comer --- For
2.6a
	1.3	Elect Director John V. Giovenco --- For
2.6a
	1.4	Elect Director Richard J. Goeglein --- For
2.6a
	1.5	Elect Director Ellis Landau --- For
2.6a
	1.6	Elect Director Bruce A. Leslie --- For
2.6a
	1.7	Elect Director James L. Martineau --- For
2.6a
	1.8	Elect Director Michael Ornest --- For
2.6a
	1.9	Elect Director Lynn P. Reitnouer --- For
2.6a
	2	Approve Stock Option Exchange Program	For	Against		Mgmt
4.1 Per Tim Miller
	3	Ratify Auditors	For	For		Mgmt
3.1a

05/12/09 - A	RHI ENTERTAINMENT INC *RHIE*	74957T104			04/09/09
	1	Elect Directors	For	For		Mgmt
	1.1	Elect Director Frank J. Loverro --- For
2.6a
	1.2	Elect Director Russel H. Givens, Jr. --- For
2.6a
	2	Amend Omnibus Stock Plan	For	Against		Mgmt
4.1 # of shares available for grant is greater than 10% of outstanding shares
	3	Ratify Auditors	For	For		Mgmt
3.1a

WADDELL & REED ADVISORS MUNICIPAL BOND FUND

Proxy Voting Record

There was no proxy voting for Waddell & Reed Advisors Municipal Bond Fund, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

WADDELL & REED ADVISORS MUNICIPAL HIGH INCOME FUND

Proxy Voting Record

There was no proxy voting for Waddell & Reed Advisors Municipal High Income Fund, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED ADVISORS FUNDS
(Registrant)

By:	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: August 26, 2009

By:	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: August 26, 2009